LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL MONEY MARKET FUND

January 15, 1996

Dear Shareholder:

We are pleased to report that The JPM Institutional Money Market Fund produced a total return of 5.93% for its fiscal year ended November 30, 1995, outperforming the 5.47% return of its benchmark, IBC/Donoghue's Taxable Money Fund Average. In the changing interest rate environment, active management of the Portfolio's average maturity as well as its security and sector allocations were the reasons for the Fund's relative success during the period. As seen in the accompanying chart, the Fund has also produced competitive returns over the long term, outperforming its benchmark for the three- , five- , and ten-year periods ended November 30, 1995.

AVERAGE ANNUAL TOTAL RETURNS
AS OF NOVEMBER 30, 1995

[bar chart]

                                  The JPM Institutional  IBC/Donoghue's Taxable
                                  Money Market Fund      Money Fund Average

1 yr.                             5.93                   5.47
3 yr.                             4.24                   3.91
5 yr.                             4.57                   4.23
10 yr.                            5.93                   5.47


INTEREST RATES CHANGE DIRECTION

The Fund's fiscal year was marked by a shift in Federal Reserve monetary policy, from raising rates to slow economic growth early in the year to easing rates in an effort to stimulate growth later. After the Fed's final rate increase on February 4, 1995, it appeared the U.S. economy had reached a "soft landing" -- i.e., moderate growth with low inflation. As a result, Treasury rates began to move lower, providing a steadily improving environment for money market investments.

During the period, the yield on the one-year Treasury went from 6.88% on November 30, 1994 to 5.36% at the end of the period. The accompanying graph on page 2 illustrates the dramatic decline in money market yields during the Fund's fiscal year.

ACTIVE MANAGEMENT ADDS VALUE

In the changing interest rate environment, active maturity management was key to the Fund's outperformance. When rates were rising, The Money Market Portfolio in which the Fund invests maintained a defensive short average maturity relative to the benchmark. As it became clear that economic growth had slowed

     ----------------------------------------------------------------------
     TABLE OF CONTENTS
     LETTER TO THE SHAREHOLDERS. . . . . 1    FUND PERFORMANCE . . . . .4
     FUND FACTS AND HIGHLIGHTS . . . . . 3    FINANCIAL STATEMENTS . . .6
     ----------------------------------------------------------------------
to sustainable levels, the Portfolio's average maturity was gradually extended beyond the benchmark. This position helped the Portfolio to capture additional yield as rates declined.

The Fund was also able to capture additional yield through sector allocation. For example, in October 1995, the Portfolio bought short-term paper from high-quality Japanese banks, which offered attractive yields relative to those of U.S. banks and U.S. Treasury securities. At the same time, the Portfolio kept its allocation to U.S. Treasuries and agencies relatively low because these sectors appeared expensive compared with other types of high quality short-term instruments.

1-YEAR U.S. TREASURY YIELDS
NOVEMBER 30, 1994 - NOVEMBER 30, 1995

[line graph]

11/94                 6.881
12/94                 7.178
1/95                  6.786
2/95                  6.415
3/95                  6.476
4/95                  6.309
5/95                  5.786
6/95                  5.629
7/95                  5.65
8/95                  5.637
9/95                  5.68
10/95                 5.546
11/95                 5.368

THIS GRAPH IS FOR ILLUSTRATIVE PURPOSES ONLY AND DOES NOT REFLECT THE PERFORMANCE OF ANY SPECIFIC SECURITY HELD IN THE PORTFOLIO.

ATTRACTIVE RETURNS WITH A HIGH QUALITY FOCUS

It is important to note that while the Portfolio sought a yield advantage over IBC/Donoghue's average, it was able to do so without compromising its goal of maintaining a high level of liquidity and preserving capital. The Portfolio accomplished this by continuing to focus on high-quality money market instruments.

WHAT LIES AHEAD

Given our expectation of further Fed easing of monetary policy, we plan to maintain a target life for the Portfolio slightly higher than that of the benchmark, focusing its maturities within six months. Investments in Japanese bank securities will be reduced, as the premium they offered has drastically declined.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services

FUND FACTS


INVESTMENT OBJECTIVE

The JPM Institutional Money Market Fund seeks to provide current income, maintain a high level of liquidity, and preserve capital. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high-quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/12/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/95
$999,745,772

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/95

--------------------------------------------------------------------------------

EXPENSE RATIO
The Fund's annualized expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS

ALL DATA AS OF NOVEMBER 30, 1995

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)
[pie chart]

     - COMMERCIAL PAPER 35.0%
     - CERTIFICATES OF DEPOSIT 30.2%
     - FLOATING RATE NOTES 11.6%
     - U.S. GOVERNMENT AGENCIES 16.5%
     - CORPORATE BONDS 1.9%
     - OTHER 4.8%


AVERAGE 7-DAY YIELD
5.71%

AVERAGE MATURITY
54 days

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                  TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
                                             --------------------       ------------------------------------------

                                             THREE       SIX               ONE       THREE     FIVE      TEN
AS OF NOVEMBER 30, 1995                      MONTHS      MONTHS            YEAR      YEARS*    YEARS*    YEARS*
-----------------------------------------------------------------       ------------------------------------------
The JPM Institutional Money Market Fund      1.42%       2.92%             5.93%     4.24%     4.57%     6.02%
IBC/Donoghue's Taxable Money Fund Avg.       1.31%       2.68%             5.47%     3.91%     4.23%     5.71%

AS OF SEPTEMBER 30, 1995
-----------------------------------------------------------------       ------------------------------------------
The JPM Institutional Money Market Fund      1.45%       2.96%             5.80%     4.10%     4.63%     6.05%
IBC/Donoghue's Taxable Money Fund Avg.       1.33%       2.73%             5.34%     3.77%     4.31%     5.74%

*CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO THE JPM INSTITUTIONAL MONEY MARKET FUND'S INCEPTION REFLECTS THE PERFORMANCE OF THE PIERPONT MONEY MARKET FUND, THE PREDECESSOR ENTITY TO THE MONEY MARKET PORTFOLIO, WHICH HAD A SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE PORTFOLIO. THE PERFORMANCE FOR SUCH PERIOD REFLECTS DEDUCTION OF THE EXPENSES OF THE PIERPONT MONEY MARKET FUND, WHICH WERE HIGHER THAN THE EXPENSES FOR THE JPM INSTITUTIONAL MONEY MARKET FUND, AFTER REIMBURSEMENT.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC/DONOGHUE'S TAXABLE MONEY FUND AVERAGE IS AN AVERAGE OF ALL TAXABLE MAJOR MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC/DONOGHUE ORGANIZATION, INC. NO REPRESENTATION IS MADE THAT THE INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE MONEY MARKET PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL MONEY MARKET FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume the reinvestment of income and reflect the reimbursement of certain Fund and Portfolio expenses as described in the Prospectus.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS
BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Money Market Portfolio ("Portfolio") at     $ 1,003,756,983
 value
Receivable for Expense Reimbursements                                  93,947
Deferred Organization Expenses                                         26,635
Prepaid Expenses                                                        5,401
                                                              ---------------
    Total Assets                                                1,003,882,966
                                                              ---------------

LIABILITIES
Dividends Payable                                                   3,945,889
Shareholder Servicing Fee Payable                                      86,252
Administration Fee Payable                                             19,141
Fund Services Fee Payable                                               3,394
Accrued Expenses                                                       82,518
                                                              ---------------
    Total Liabilities                                               4,137,194
                                                              ---------------

NET ASSETS
Applicable to 999,411,576 Shares of Beneficial Interest       $   999,745,772
 Outstanding (unlimited authorized shares, par value $0.001)
                                                              ---------------
                                                              ---------------
Net Asset Value, Offering and Redemption Price Per Share                $1.00
                                                              ---------------
                                                              ---------------

ANALYSIS OF NET ASSETS
Paid-In Capital                                               $   999,411,576
Accumulated Net Realized Gain on Investment                           334,196
                                                              ---------------
    Net Assets                                                $   999,745,772
                                                              ---------------
                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
                                                               $37,864,364
Allocated Interest Income
                                                                (1,184,736)
Allocated Portfolio Expenses
                                                               -----------
                                                                36,679,628
Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                           $ 697,914
Administration Fee                                    161,341
Registration Fees                                      55,717
Fund Services Fee                                      54,502
Transfer Agent Fees                                    18,861
Professional Fees and Expenses                         17,180
Trustees' Fees and Expenses                            15,659
Printing Expenses                                      15,000
Amortization of Organization Expenses                  10,190
Financial and Fund Accounting Services Fee              6,092
Miscellaneous                                           5,970
                                                    ---------
    Total Fund Expenses                             1,058,426
Less: Reimbursements of Expenses                     (973,981)
                                                    ---------
                                                                   (84,445)
NET FUND EXPENSES
                                                               -----------

                                                                36,595,183
NET INVESTMENT INCOME

                                                                   336,813
NET REALIZED GAIN ON INVESTMENT ALLOCATED
  FROM PORTFOLIO
                                                               -----------
                                                               $36,931,996
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       FOR THE FISCAL YEAR ENDED
                                                             NOVEMBER 30,
                                                    -------------------------------
                                                         1995             1994
                                                    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                               $  36,595,183    $   8,053,551
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                          336,813           (2,617)
                                                    --------------   --------------
Net Increase in Net Assets Resulting from
  Operations                                           36,931,996        8,050,934
                                                    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (36,595,183)      (8,053,551)
                                                    --------------   --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold    3,388,446,485    1,235,877,598
Reinvestment of Dividends                              33,356,213        5,179,159
Cost of Shares of Beneficial Interest Redeemed      (3,007,260,903)   (683,375,165)
                                                    --------------   --------------
Net Increase from Transactions in Shares of
  Beneficial Interest                                 414,541,795      557,681,592
                                                    --------------   --------------
Total Increase in Net Assets                          414,878,608      557,678,975
NET ASSETS
Beginning of Fiscal Year                              584,867,164       27,188,189
                                                    --------------   --------------
End of Fiscal Year                                  $ 999,745,772    $ 584,867,164
                                                    --------------   --------------
                                                    --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                       FOR THE
                                                                                       PERIOD
                                                                                    JULY 12, 1993
                                                                                    (COMMENCEMENT
                                                                                         OF
                                                      FOR THE FISCAL YEAR ENDED      OPERATIONS)
                                                            NOVEMBER 30,               THROUGH
                                                    -----------------------------   NOVEMBER 30,
                                                        1995            1994            1993
                                                    ------------   --------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    1.00      $    1.00        $  1.00
                                                    ------------   --------------   -------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.0577         0.0385         0.0120
Net Realized Gain (Loss) Allocated from Portfolio        0.0003        (0.0000)(a)     0.0000(a)
                                                    ------------   --------------   -------------
Total From Investment Operations                         0.0580         0.0385         0.0120
                                                    ------------   --------------   -------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (0.0577)       (0.0385)       (0.0120)
Net Realized Gain                                       --             --             (0.0000)(a)
                                                    ------------   --------------   -------------
Total Distributions to Shareholders                     (0.0577)       (0.0385)       (0.0120)
                                                    ------------   --------------   -------------

NET ASSET VALUE, END OF PERIOD                      $    1.00      $    1.00        $  1.00
                                                    ------------   --------------   -------------
                                                    ------------   --------------   -------------
Total Return                                             5.93%          3.92%          1.21%(b)
                                                    ------------   --------------   -------------
                                                    ------------   --------------   -------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in thousands)          $999,746       $584,867         $27,188
Ratios to Average Net Assets
    Expenses                                             0.20%          0.21%          0.30%(c)
    Net Investment Income                                5.77%          4.42%          2.88%(c)
    Decrease Reflected in Expense ratio
     due to Reimbursement by Morgan                      0.15%          0.31%          1.10%(c)

------------------------
(a) Less than $0.0001

(b) Not Annualized

(c) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Money Market Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on July 12, 1993.

The Fund invests all of its investable assets in The Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (30% at November 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $51,045. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)For United States federal income tax purposes, the Fund utilized a capital loss carryforward of $2,617 during the fiscal year ended November 30, 1995.

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Fund. For the fiscal year ended November 30, 1995, Signature's fee amounted to $161,341.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Fund is determined by the proportionate share its net assets bear to the total net assets of the Trust, The Pierpont Funds, The JPM Advisor Funds and the Master Portfolios.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated at 0.05% of the Fund's average daily net assets. For the nine month period ended August 31, 1995, the fee for these services amounted to $6,092. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.20% of the average daily net assets of the Fund through March 31, 1996. For the fiscal year ended November 30, 1995, Morgan has agreed to reimburse the Fund $973,981 for expenses under this agreement.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge

THE JPM INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      payable by the Fund is determined by the proportionate share that the Fund's net assets bear to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.11% of the average daily net assets of the Fund. For the fiscal year ended November 30, 1995, the fee for these services amounted to $697,914.

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.05% of average daily net assets.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $54,502 for the fiscal year ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Money Market Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 23, 1996

The Money Market Portfolio
Annual Report November 30, 1995

(The following pages should be read in conjunction with The JPM Institutional Money Market Fund
Annual Financial Statements)

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       YIELD TO
  PRINCIPAL AMOUNT                                                                     MATURITY/
   (IN THOUSANDS)               SECURITY DESCRIPTION              MATURITY DATES         RATE           VALUE
--------------------  ----------------------------------------  -------------------  -------------  --------------
ASSET-BACKED SECURITY (0.1%)
$              3,573  Bank One Auto Trust, Series 1995-A,
                        Class A-1.............................             04/15/96          6.362% $    3,572,937
                                                                                                    --------------
CERTIFICATE OF DEPOSIT -- DOMESTIC (0.7%)
              25,000  Wachovia Bank & Trust Co., N.A..........             02/09/96          7.070      25,000,906
                                                                                                    --------------
CERTIFICATES OF DEPOSIT -- FOREIGN (30.7%)
              39,500  Bank of Montreal (Chicago)..............             12/05/95          5.770      39,500,043
             101,891  Bank of Montreal (New York).............             12/01/95          5.937     101,891,000
              31,000  Bank of Nova Scotia.....................             02/06/96          5.750      31,000,000
             160,000  Banque National de Paris Ltd............  12/07/95 - 03/25/96  5.740 - 5.790     160,000,000
              29,000  Commerzbank U.S. Finance Inc............             12/01/95          5.760      29,000,000
             125,000  Dai-ichi Kangyo Bank Ltd................  12/05/95 - 02/02/96  5.990 - 6.260     125,016,993
             150,000  Fuji Bank Ltd...........................  12/06/95 - 01/12/96  6.000 - 6.180     150,000,935
             112,000  Industrial Bank of Japan Ltd............  01/16/96 - 02/14/96  6.120 - 6.310     112,005,520
             110,000  Mitsubishi Bank Ltd.....................             12/27/95          5.900     110,000,000
              21,000  National Bank, Australia................             10/02/96          5.750      20,978,104
               7,000  Sanwa Bank Ltd..........................             01/16/96          6.080       7,000,000
              86,000  Societe Generale N.Y....................  12/18/95 - 04/12/96  5.750 - 6.600      86,010,561
              50,000  Sumitomo Bank Ltd.......................             01/26/96          6.100      50,000,000
                                                                                                    --------------
                      Total Certificates of Deposit - Foreign                                        1,022,403,156
                                                                                                    --------------
COMMERCIAL PAPER -- DOMESTIC (19.1%)
              31,000  Ameritech Corp..........................             12/28/95          5.590      30,870,033
              86,400  AT&T Corp...............................             12/01/95          5.620      86,400,000
              25,000  Associate Corp. of North America........             12/01/95          5.910      25,000,000
              32,000  Bankers Trust Corp......................             03/13/96          5.670      31,480,880
              50,000  C.I.T. Group Holdings Inc...............             03/18/96          5.620      49,157,000
              21,215  Campbell Soup Co........................             02/01/96          5.900      20,999,432
              39,775  Chevron Transportation Corp.............  12/06/95 - 12/19/95  5.700 - 5.730      39,700,761
              17,200  Dupont (E.I.) de Nemours & Co., Inc.....             07/24/96          5.500      16,579,844
              29,200  Exxon Asset Management..................             12/08/95          5.710      29,167,580
              50,000  First Chicago Corp......................             12/05/95          5.770      49,967,944
              85,500  Ford Motor Corp.........................             12/15/95          5.620      85,313,135
             153,000  General Electric Capital Corp...........  12/04/95 - 12/29/95  5.710 - 5.760     152,698,789
               3,755  Georgia Municipal Electric Co...........             12/08/95          5.710       3,750,831
               4,720  Koch Industries Inc.....................             12/01/95          5.900       4,720,000
               7,160  Lilly, Eli & Co.........................             12/04/95          5.620       7,156,647
               5,000  Raytheon Co.............................             12/12/95          5.750       4,991,215
                                                                                                    --------------
                      Total Commercial Paper - Domestic                                                637,954,091
                                                                                                    --------------
COMMERCIAL PAPER -- FOREIGN (17.5%)
              56,737  ABN - AMRO Bank N.V.....................             12/05/95          5.700      56,701,067
              97,000  Abbey National, North America...........             12/22/95          5.610      96,682,568

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       YIELD TO
  PRINCIPAL AMOUNT                                                                     MATURITY/
   (IN THOUSANDS)               SECURITY DESCRIPTION              MATURITY DATES         RATE           VALUE
--------------------  ----------------------------------------  -------------------  -------------  --------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$             70,985  Bayerische Vereinsbank..................             12/01/95          5.930% $   70,985,000
               4,500  BFCE U.S. Finance Corp..................             02/20/96          5.690       4,442,389
              82,000  Commonwealth Bank of Australia..........             12/20/95          5.600      81,757,644
             127,500  Deutsche Bank Financial, Inc............  12/05/95 - 02/02/96  5.665 - 5.750     127,163,964
              20,000  Electricite De France...................             04/04/96          5.610      19,610,417
              23,000  Ontario Hydro...........................             04/09/96          5.620      22,533,228
              40,000  Royal Bank of Canada....................             03/28/96          5.654      39,258,698
              62,828  UBS Finance (Delaware), Inc.............             12/05/95          5.750      62,787,860
                                                                                                    --------------
                      Total Commercial Paper - Foreign                                                 581,922,835
                                                                                                    --------------
CORPORATE BONDS (2.0%)
              15,000  Abbey National Treasury Services PLC....             12/20/95          7.350      14,998,777
              52,000  Ford Motor Credit Co....................  12/11/95 - 03/25/96  5.000 - 6.125      51,931,711
                                                                                                    --------------
                      Total Corporate Bonds                                                             66,930,488
                                                                                                    --------------
EURO DOLLAR CERTIFICATES OF DEPOSIT (0.1%)
               4,000  Mitsubishi Trust & Banking Corp.........             01/16/96          6.140       4,000,051
                                                                                                    --------------
FLOATING RATE NOTES (12.1%) (A)
              25,000  Boatmens First National Bank, (resets
                        monthly to one month LIBOR Rate -1
                        basis point)..........................             06/12/96          5.802      25,000,000
              15,000  Colorado National Bank, (resets monthly
                        to one month LIBOR Rate -2 basis
                        points)...............................             04/17/96          5.792      14,998,859
             175,000  Federal National Mortgage Association,
                        (resets daily to one month LIBOR Rate
                        -19 basis points).....................             10/11/96          5.622     174,835,927
              50,000  First Bank N.A., (resets monthly to one
                        month LIBOR Rate -3 basis points).....             03/08/96          5.782      49,998,736
             140,000  Student Loan Marketing Association,
                        (resets monthly to one month LIBOR
                        Rate -17 basis points)................             07/01/96          5.662     139,941,677
                                                                                                    --------------
                      Total Floating Rate Notes                                                        404,775,199
                                                                                                    --------------
TIME DEPOSITS -- FOREIGN (3.0%)
             100,000  Dresdner Bank, Grand Cayman.............             12/01/95          5.937     100,000,000
                                                                                                    --------------
U.S. TREASURY OBLIGATIONS (1.7%)
               6,772  United States Treasury Bills............  12/14/95 - 03/21/96  5.160 - 5.590       6,708,660
              50,000  United States Treasury Notes............  04/15/96 - 05/15/96  7.375 - 9.375      50,513,279
                                                                                                    --------------
                      Total U.S. Treasury Obligations                                                   57,221,939
                                                                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                       YIELD TO
  PRINCIPAL AMOUNT                                                                     MATURITY/
   (IN THOUSANDS)               SECURITY DESCRIPTION              MATURITY DATES         RATE           VALUE
--------------------  ----------------------------------------  -------------------  -------------  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (17.3%)
$             36,941  Federal Farm Credit Bank................             12/02/96          5.400% $   36,940,800
               5,000  Federal Home Loan Bank..................             04/24/96          6.420       5,007,303
             139,923  Federal Home Loan Mortgage Corp.........  12/01/95 - 12/20/95  5.690 - 5.800     139,820,551
             394,970  Federal National Mortgage Association...  12/05/95 - 12/06/96  5.390 - 6.460     393,432,114
                                                                                                    --------------
                      Total U.S. Government Agency Obligations                                         575,200,768
                                                                                                    --------------
REPURCHASE AGREEMENT (0.1%)
               2,470  Goldman Sachs Repurchase Agreement dated
                        11/30/95 due 12/01/95, proceeds
                        $2,470,401 (collateralized by
                        $2,263,000 U.S. Treasury Notes 9.125%,
                        due 05/15/99 valued at $2,519,872)
                        (cost $2,470,000).....................             12/01/95          5.850       2,470,000
                                                                                                    --------------
                      TOTAL INVESTMENTS (104.4%)
                                                                                                     3,481,452,370
                      LIABILITIES IN EXCESS OF OTHER ASSETS (-4.4%)
                                                                                                      (146,496,954)
                                                                                                    --------------
                      NET ASSETS (100.0%)                                                           $3,334,955,416
                                                                                                    --------------
                                                                                                    --------------

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date on these types of securities reflects the final maturity date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value        $3,481,452,370
Cash                                                    1,788
Receivable for Investments Sold                    29,211,142
Interest Receivable                                11,598,272
Prepaid Expenses                                       24,736
                                               --------------
    Total Assets                                3,522,288,308
                                               --------------

LIABILITIES
Payable for Investments Purchased                 186,732,650
Advisory Fee Payable                                  420,879
Custody Fee Payable                                    83,329
Administration Fee Payable                             15,676
Fund Services Fee Payable                              12,892
Accrued Expenses                                       67,466
                                               --------------
    Total Liabilities                             187,332,892
                                               --------------

NET ASSETS
Applicable to Investors' Beneficial Interests  $3,334,955,416
                                               --------------
                                               --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                             $173,636,796
Interest

EXPENSES
Advisory Fee                                   $  3,913,479
Custodian Fees and Expenses                         545,910
Financial and Fund Accounting Services Fee          373,077
Fund Services Fee                                   261,045
Administration Fee                                  176,717
Professional Fees and Expenses                       71,200
Trustees' Fees and Expenses                          66,978
Miscellaneous                                        47,677
                                               ------------
                                                               (5,456,083)
    Total Expenses
                                                             ------------

                                                              168,180,713
NET INVESTMENT INCOME

                                                                1,573,477
NET REALIZED GAIN ON INVESTMENTS
                                                             ------------

                                                             $169,754,190
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS
                                                             ------------
                                                             ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               FOR THE FISCAL YEAR ENDED NOVEMBER
                                                               30,
                                               -----------------------------------
                                                     1995               1994
                                               ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                          $   168,180,713    $    94,288,128
Net Realized Gain (Loss) on Investments              1,573,477            (57,650)
                                               ----------------   ----------------
Net Increase in Net Assets Resulting from
 Operations                                        169,754,190         94,230,478
                                               ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS
Contributions                                   17,654,676,133     13,334,979,866
Withdrawals                                    (17,137,148,786)   (13,481,612,327)
                                               ----------------   ----------------
Net Increase (Decrease) from Investors'
 Transactions                                      517,527,347       (146,632,461)
                                               ----------------   ----------------
Total Increase (Decrease) in Net Assets            687,281,537        (52,401,983)

NET ASSETS
Beginning of Fiscal Year                         2,647,673,879      2,700,075,862
                                               ----------------   ----------------
End of Fiscal Year                             $ 3,334,955,416    $ 2,647,673,879
                                               ----------------   ----------------
                                               ----------------   ----------------
----------------------------------------------------------------------------------
SUPPLEMENTARY DATA
----------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD
                                                                                              JULY 12, 1993
                                               FOR THE FISCAL YEAR ENDED NOVEMBER 30,         (COMMENCEMENT
                                               ---------------------------------------   OF OPERATIONS) THROUGH
                                                      1995                 1994             NOVEMBER 30, 1993
                                               ------------------   ------------------   -----------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.19%                0.20%                    0.19%(a)
Net Investment Income                                  5.77%                3.90%                    2.98%(a)
Decrease Reflected in Expense Ratio due to
 Expense Reimbursements by Morgan                         -                 0.00%(b)                    -

------------------------
(a) Annualized

(b) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1995, this fee amounted to $3,913,479.

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

    b)The Portfolio has retained Signature Broker - Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the fiscal year ended November 30, 1995, Signature's fee for these services amounted to $176,717.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated at 0.03% of the Portfolio's average daily net assets. For the nine month period ended August 31, 1995, the fee for these services amounted to $373,077. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate net assets and 0.03% of the aggregate net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The

THE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1995
--------------------------------------------------------------------------------
      Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $261,045 for the fiscal year ended November 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds and their corresponding Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $33,500.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Portfolio") at November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 23, 1996

JPM INSTITUTIONAL MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND                 THE
JPM INSTITUTIONAL SHORT TERM BOND FUND                       JPM
JPM INSTITUTIONAL BOND FUND                                  INSTITUTIONAL
JPM INSTITUTIONAL TAX EXEMPT BOND FUND                       MONEY MARKET
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND            FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL               ANNUAL REPORT
FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES            NOVEMBER 30, 1995
AT (800) 766-7722.